Concentrations and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | Third Party One [Member] | Revenues [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		17.00%
Customer Concentration Risk [Member] | Third Party One [Member] | Accounts Receivable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	59.00%	41.00%
Customer Concentration Risk [Member] | Third Party Two [Member] | Accounts Receivable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	32.00%	17.00%
Supplier Concentration Risk [Member] | Third Party Supplier One [Member] | Accounts Payable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	47.00%	44.00%
Supplier Concentration Risk [Member] | Third Party Supplier Two [Member] | Accounts Payable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	32.00%	13.00%
Supplier Concentration Risk [Member] | Third Party Supplier Three [Member] | Accounts Payable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		13.00%